Leases	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Leases
Leases
We lease certain office space, warehouse facilities, vehicles and equipment. Most leases include one or more options to renew, with renewal terms that can extend the lease term from one to 10 years. The exercise of lease renewal options is at our sole discretion. Operating lease obligations expire at various dates with the latest maturity in 2028. Certain of our lease agreements include rental payments adjusted periodically for inflation. Our lease agreements do not contain any material residual value guarantees or material restrictive covenants. For the three and six months ended June 30, 2018, we recorded rental expense of $348,000 and $690,000, respectively.
We lease certain equipment under finance leases. The net book value of these assets was approximately $775,000 and $807,000 as of June 30, 2019 and December 31, 2018, respectively. The net book value of these assets is included in “furniture, fixtures and equipment, net” in our condensed consolidated balance sheets. Amortization of assets under finance leases is included in “depreciation and amortization” expense in our condensed consolidated statement of operations.

During the second quarter of 2019, we exercised our option to modify our corporate office lease agreement for the remainder of the lease term to reduce the amount of office space and the annual lease payment. This modification resulted in a reduction of the operating lease right-of-use asset and operating lease liability by approximately $4.1 million.
As of June 30, 2019, our leased assets and liabilities consisted of the following (in thousands):

Leases	Classification	June 30, 2019
Assets
Operating lease assets	Operating lease right-of-use assets	$21,597
Finance lease assets	Furniture, fixtures and equipment, net	775
Total leased assets		$22,372

Liabilities
Current
Operating	Operating lease liabilities	$2,066
Finance	Notes payable, net	318
Noncurrent
Operating	Operating lease liabilities	19,546
Finance	Notes payable, net	149
Total leased liabilities		$22,079

We incurred the following lease costs related to our operating and finance leases (in thousands):

Lease Cost	Classification	Three Months Ended June 30, 2019	Six Months Ended June 30, 2019
Operating lease cost (1)
Rent expense	General and administrative	$747	$1,536
Rent expense	Cost of revenues for project management	35	73
Finance lease cost
Amortization of leased assets	Depreciation and amortization	58	126
Interest on lease liabilities	Interest expense	8	15
Total lease cost		$848	$1,750
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(1)	Includes short-term and variable lease expense which were immaterial for the three and six months ended June 30, 2019.
For the six months ended June 30, 2019, cash paid amounts included in the measurement of lease liabilities included (in thousands):

Lease Payments	Six Months Ended June 30, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$1,609
Financing cash flows from finance leases	323

As of June 30, 2019, future minimum lease payments on operating and financing leases were as follows (in thousands):

	Operating Leases	Financing Leases
2019	$1,609	$248
2020	3,144	132
2021	2,963	60
2022	2,756	42
2023	2,574	10
Thereafter	17,501	—
Total minimum lease payments	$30,547	$492
Imputed interest	(8,935)	(25)
Present value of minimum lease payments	$21,612	$467

As of December 31, 2018, future minimum lease payments on operating and capital leases under ASC 840 were as follows (in thousands):

	Operating Leases	Capital Leases
2019	$3,529	$541
2020	3,532	105
2021	3,329	33
2022	3,172	7
2023	3,059	—
Thereafter	13,999	—
Total minimum lease payments	$30,620	$686
Imputed interest	—	(25)
Present value of minimum lease payments	$30,620	$661

Our weighted-average remaining lease terms (in years) and discount rates consisted of the following:

June 30, 2019
Lease term and discount rate
Weighted-average remaining lease term
Operating leases (1)	12.6
Finance leases	1.6
Weighted-average discount rate
Operating leases	5.6%
Finance leases	5.5%
__________________

(1)
The weighted-average remaining lease term for our operating leases includes two optional 10 year extension periods for our JSAV headquarters in Irving, Texas, as failure to renew the lease would result in JSAV incurring significant relocation costs.

Leases
Leases
We lease certain office space, warehouse facilities, vehicles and equipment. Most leases include one or more options to renew, with renewal terms that can extend the lease term from one to 10 years. The exercise of lease renewal options is at our sole discretion. Operating lease obligations expire at various dates with the latest maturity in 2028. Certain of our lease agreements include rental payments adjusted periodically for inflation. Our lease agreements do not contain any material residual value guarantees or material restrictive covenants. For the three and six months ended June 30, 2018, we recorded rental expense of $348,000 and $690,000, respectively.
We lease certain equipment under finance leases. The net book value of these assets was approximately $775,000 and $807,000 as of June 30, 2019 and December 31, 2018, respectively. The net book value of these assets is included in “furniture, fixtures and equipment, net” in our condensed consolidated balance sheets. Amortization of assets under finance leases is included in “depreciation and amortization” expense in our condensed consolidated statement of operations.

During the second quarter of 2019, we exercised our option to modify our corporate office lease agreement for the remainder of the lease term to reduce the amount of office space and the annual lease payment. This modification resulted in a reduction of the operating lease right-of-use asset and operating lease liability by approximately $4.1 million.
As of June 30, 2019, our leased assets and liabilities consisted of the following (in thousands):

Leases	Classification	June 30, 2019
Assets
Operating lease assets	Operating lease right-of-use assets	$21,597
Finance lease assets	Furniture, fixtures and equipment, net	775
Total leased assets		$22,372

Liabilities
Current
Operating	Operating lease liabilities	$2,066
Finance	Notes payable, net	318
Noncurrent
Operating	Operating lease liabilities	19,546
Finance	Notes payable, net	149
Total leased liabilities		$22,079

We incurred the following lease costs related to our operating and finance leases (in thousands):

Lease Cost	Classification	Three Months Ended June 30, 2019	Six Months Ended June 30, 2019
Operating lease cost (1)
Rent expense	General and administrative	$747	$1,536
Rent expense	Cost of revenues for project management	35	73
Finance lease cost
Amortization of leased assets	Depreciation and amortization	58	126
Interest on lease liabilities	Interest expense	8	15
Total lease cost		$848	$1,750
__________________

(1)	Includes short-term and variable lease expense which were immaterial for the three and six months ended June 30, 2019.
For the six months ended June 30, 2019, cash paid amounts included in the measurement of lease liabilities included (in thousands):

Lease Payments	Six Months Ended June 30, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$1,609
Financing cash flows from finance leases	323

As of June 30, 2019, future minimum lease payments on operating and financing leases were as follows (in thousands):

	Operating Leases	Financing Leases
2019	$1,609	$248
2020	3,144	132
2021	2,963	60
2022	2,756	42
2023	2,574	10
Thereafter	17,501	—
Total minimum lease payments	$30,547	$492
Imputed interest	(8,935)	(25)
Present value of minimum lease payments	$21,612	$467

As of December 31, 2018, future minimum lease payments on operating and capital leases under ASC 840 were as follows (in thousands):

	Operating Leases	Capital Leases
2019	$3,529	$541
2020	3,532	105
2021	3,329	33
2022	3,172	7
2023	3,059	—
Thereafter	13,999	—
Total minimum lease payments	$30,620	$686
Imputed interest	—	(25)
Present value of minimum lease payments	$30,620	$661

Our weighted-average remaining lease terms (in years) and discount rates consisted of the following:

June 30, 2019
Lease term and discount rate
Weighted-average remaining lease term
Operating leases (1)	12.6
Finance leases	1.6
Weighted-average discount rate
Operating leases	5.6%
Finance leases	5.5%
__________________

(1)
The weighted-average remaining lease term for our operating leases includes two optional 10 year extension periods for our JSAV headquarters in Irving, Texas, as failure to renew the lease would result in JSAV incurring significant relocation costs.